Cover	12 Months Ended
Dec. 31, 2021
Cover [Abstract]
Entity Registrant Name	INFINITE GROUP, INC.
Entity Central Index Key	0000884650
Document Type	S-1/A
Amendment Flag	true
Entity Small Business	true
Entity Emerging Growth Company	false
Entity Filer Category	Non-accelerated Filer
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	52-1490422
Entity Address Address Line 1	175 Sully’s Trail
Entity Address Address Line 2	Suite 202
Entity Address City Or Town	Pittsford
Entity Address State Or Province	NY
Entity Address Postal Zip Code	14534
City Area Code	585
Amendment Description	The registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the registration statement shall become effective on such date as the Securities and Exchange Commission, acting pursuant to said Section 8(a), may determine.
Local Phone Number	385-0610